Derivative Instruments - Summary of Derivative Financial Instruments (Detail)			12 Months Ended
		Jan. 16, 2024 $ / Unit	Dec. 31, 2024 CAD ($) $ / Unit	Dec. 31, 2023 CAD ($) $ / Unit	Dec. 31, 2024 USD ($) $ / Unit	May 01, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / Unit	Dec. 31, 2023 USD ($) $ / Unit	Nov. 16, 2023 CAD ($)
Derivative [Line Items]
Derivative, notional amount			$ 75,000,000				$ 136,500,000
Foreign Currency Forward, Strike | $ / Unit		1.3781					1.3648
Foreign Currency Forward, Maturity Date			Mar. 07, 2024
Interest Rate Cap
Derivative [Line Items]
Derivative, notional amount						$ 8,200,000
Interest Rate Cap | SOFR Cap June 28, 2024
Derivative [Line Items]
Derivative, notional amount								$ 125,000,000
Interest Rate Swaps, Strike				2.00%				2.00%
Interest Rate Swaps, Effective Date or Date Assumed				Jun. 01, 2022
Interest rate, maturity date				Jun. 28, 2024
Interest Rate Cap | SOFR Cap MAY 1, 2025
Derivative [Line Items]
Derivative, notional amount	[1]				$ 100,000
Interest Rate Swaps, Strike	[1]		1.50%		1.50%
Interest Rate Swaps, Effective Date or Date Assumed	[1]		May 01, 2024
Interest rate, maturity date	[1]		May 01, 2025
Interest Rate Cap | SOFR Cap July 1, 2025
Derivative [Line Items]
Derivative, notional amount	[1]				$ 100,000
Interest Rate Swaps, Strike	[1]		2.00%		2.00%
Interest Rate Swaps, Effective Date or Date Assumed	[1]		Jul. 01, 2024
Interest rate, maturity date	[1]		Jul. 01, 2025
Interest Rate Cap | SOFR Cap December 1, 2026
Derivative [Line Items]
Derivative, notional amount	[2]				$ 200,000
Interest Rate Swaps, Strike	[2]		5.50%		5.50%
Interest Rate Swaps, Effective Date or Date Assumed	[2]		Dec. 02, 2024
Interest rate, maturity date	[2]		Dec. 01, 2026
Interest Rate Cap | CORRA Swap March 7, 2027
Derivative [Line Items]
Derivative, notional amount	[3]				$ 73,918
Interest Rate Swaps, Strike	[3]		3.93%		3.93%
Interest Rate Swaps, Effective Date or Date Assumed	[3]		Mar. 07, 2024
Interest rate, maturity date	[3]		Mar. 07, 2027
Interest Rate Cap | SOFR Cap December 1, 2025
Derivative [Line Items]
Derivative, notional amount					$ 100,000			$ 100,000,000
Interest Rate Swaps, Strike			4.75%	4.75%	4.75%			4.75%
Interest Rate Swaps, Effective Date or Date Assumed			Dec. 01, 2022	Dec. 01, 2022
Interest rate, maturity date			Dec. 01, 2025	Dec. 01, 2025
Interest Rate Cap | SOFR Cap July 1, 2025
Derivative [Line Items]
Derivative, notional amount					$ 100,200
Interest Rate Swaps, Strike			1.25%		1.25%
Interest Rate Swaps, Effective Date or Date Assumed			Dec. 30, 2024
Interest rate, maturity date			Jul. 01, 2025
Interest Rate Cap | SOFR Cap December 2, 2024
Derivative [Line Items]
Derivative, notional amount								$ 100,000,000
Interest Rate Swaps, Strike				4.75%				4.75%
Interest Rate Swaps, Effective Date or Date Assumed				Dec. 01, 2022
Interest rate, maturity date				Dec. 02, 2024
Interest Rate Cap | SOFR Cap December 2, 2024
Derivative [Line Items]
Derivative, notional amount								$ 100,000,000
Interest Rate Swaps, Strike				4.75%				4.75%
Interest Rate Swaps, Effective Date or Date Assumed				Dec. 01, 2022
Interest rate, maturity date				Dec. 02, 2024
Foreign Currency Forward
Derivative [Line Items]
Derivative, notional amount									$ 30,000,000
Foreign Currency Forward, Maturity Date		Feb. 16, 2024
Foreign Currency Forward | CAD Forward February 27, 2025
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]		$ 2,800
Foreign Currency Forward, Strike | $ / Unit	[3]		1.4412		1.4412
Foreign Currency Forward, Effective Date or Date Assumed	[3]		Dec. 30, 2024
Foreign Currency Forward, Maturity Date	[3]		Feb. 27, 2025
Foreign Currency Forward | CAD Forward May 27, 2025
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]		$ 3,300
Foreign Currency Forward, Strike | $ / Unit	[3]		1.4363		1.4363
Foreign Currency Forward, Effective Date or Date Assumed	[3]		Dec. 30, 2024
Foreign Currency Forward, Maturity Date	[3]		May 27, 2025
Foreign Currency Forward | CAD Forward August 27, 2025
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]		$ 3,500
Foreign Currency Forward, Strike | $ / Unit	[3]		1.4312		1.4312
Foreign Currency Forward, Effective Date or Date Assumed	[3]		Dec. 30, 2024
Foreign Currency Forward, Maturity Date	[3]		Aug. 27, 2025
Foreign Currency Forward | CAD Forward November 28, 2025
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]		$ 3,300
Foreign Currency Forward, Strike | $ / Unit	[3]		1.4261		1.4261
Foreign Currency Forward, Effective Date or Date Assumed	[3]		Dec. 30, 2024
Foreign Currency Forward, Maturity Date	[3]		Nov. 28, 2025
Foreign Currency Forward | CAD Forward April 11, 2025
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]		$ 136,746
Foreign Currency Forward, Strike | $ / Unit	[3]		1.3648		1.3648
Foreign Currency Forward, Effective Date or Date Assumed	[3]		Apr. 12, 2024
Foreign Currency Forward, Maturity Date	[3]		Apr. 11, 2025
Foreign Currency Forward | CAD Forward April 12, 2024
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]			$ 132,350,000
Foreign Currency Forward, Strike | $ / Unit	[3]			1.3273				1.3273
Foreign Currency Forward, Effective Date or Date Assumed	[3]			Jul. 05, 2023
Foreign Currency Forward, Maturity Date	[3]			Apr. 12, 2024
Foreign Currency Forward | CAD Forward January 16, 2024
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]			$ 30,000,000
Foreign Currency Forward, Strike | $ / Unit	[3]			1.3782				1.3782
Foreign Currency Forward, Effective Date or Date Assumed	[3]			Nov. 16, 2023
Foreign Currency Forward, Maturity Date	[3]			Jan. 16, 2024

[1]	We deferred payment on this SOFR cap until its maturity.
[2]	We deferred payment on this SOFR cap until January 2, 2025, at which point, monthly payments became due on the first of each month until the date of its maturity.
[3]	Notional amounts shown are denominated in CAD.